Long Term Debt - Loan and Security Agreement (Details)						1 Months Ended
	Oct. 26, 2018 USD ($)	Aug. 06, 2018 USD ($)	Mar. 29, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 06, 2017	Oct. 31, 2016 USD ($) tranche	Jan. 31, 2016	Sep. 30, 2012 USD ($)
UNC promissory note
Debt instrument
Repayment of debt	$ 1,800,000
Face amount								$ 600,000
LSA with Pacific Western
Debt instrument
Maximum borrowing capacity						$ 10,000,000
Extinguishment of debt, amount	$ 8,000,000
Number of tranches | tranche						3
Amortization period of equal monthly payments of principal plus interest					30 months
Interest rate during the interest only period (as a percent)							3.75%
Interest only period (in months)							18 months
Interest rate (as a percent)							5.00%
Liquidity event success fee paid		$ 400,000
Minimum proceeds from the issuance of equity instruments to be received for minimum cash balance covenant to be waived				$ 12,000,000
Minimum cash balance to be maintained			$ 8,000,000	$ 2,500,000
Increase in prior cash balance			5,500,000
Periodic principal payments			$ 600,000
A&R LSA
Debt instrument
Threshold period of prior written notification to the bank for replacing or suffer the departure of the CEO or CFO	10 days
Interest rate (as a percent)	5.00%
Debt term	4 years
Interest only extension period upon the Company closing on at least $40 million in new financing	6 months
Minimum amount of new financing the Company is required to close on for the interest only period to be extended for a period of six months	$ 40,000,000
Recorded gain on refinancing	100,000
Minimum cash balance to be maintained	8,500,000
Minimum cash covenant upon new financing in addition to clinical milestones	6,000,000
A&R LSA | Minimum
Debt instrument
Success fee tiered by tranche and also based upon new financing	$ 187,000
Prepayment penalty for first 24 months (as a percent)	1.00%
A&R LSA | Maximum
Debt instrument
Success fee tiered by tranche and also based upon new financing	$ 375,000
Prepayment penalty for first 24 months (as a percent)	2.00%
A&R LSA | Tranche One
Debt instrument
Maximum borrowing capacity	$ 11,000,000
A&R LSA | Tranche Two
Debt instrument
Additional borrowing capacity upon the full enrollment of the LIQ861 Phase 3 clinical triales	$ 5,000,000